CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the totals of such amounts shown in the Consolidated Statements of Cash Flows.

	December 31, 2016	December 31, 2015
	(in thousands)
Cash and cash equivalents	$595,921	$664,844
Restricted cash and cash equivalents	16,412	116,801
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$612,333	$781,645